Related Party Transactions - Summary of Key Management Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries, Director Fees and Other Short-Term Benefits	$ 40	$ 69	$ 21
Post-Employment Benefits	4	4	3
Stock-Based Compensation	140	72	15
Other Incentive Benefits	0	4	1
Termination Benefits	3	3	6
Total compensation paid or payable	$ 187	$ 152	$ 46